J.P. Morgan Access Multi-Strategy Fund II

270 Park Avenue

New York, NY 10017

June 29, 2011

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:	J.P. Morgan Access Multi-Strategy Fund II

Submitted for filing herewith is the initial registration statement on Form N-2 for the J.P. Morgan Access Multi-Strategy Fund II (the “Fund”). The Fund is structured as a registered closed-end fund of hedge-funds for tax-exempt investors, will not register its shares for sale under the Securities Act of 1933 and is limited to accredited investors. The Fund will be continuously offered and intends to conduct quarterly tender offers to repurchase shares. The Fund’s investment objective and investment program is substantially similar to the J.P. Morgan Access Multi-Strategy Fund LLC’s objective and program, a previously registered closed-end fund of hedge funds designed for taxable investors that was launched in 2004.

If you have any questions please call me at (212) 648-2085 or Carmine Lekstutis at (212) 648-0919.

Very truly yours,

/s/John T. Fitzgerald

John T. Fitzgerald

Assistant Secretary